ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of Accumulated Other Comprehensive Income
	March 31, 2019	March 31, 2018
Change in fair value on equity investments designated as FVTOCI	$(35,128)	$(37,508)
Share of other comprehensive income in associate	679	281
Currency translation adjustment	(7,415)	11,352
Balance, end of the year	$(41,864)	$(25,875)